Foreign Activities	12 Months Ended
Mar. 31, 2026
Segments, Geographical Areas [Abstract]
Foreign Activities	FOREIGN ACTIVITIES
Foreign operations include the business conducted by overseas offices, as well as international business conducted from domestic offices, principally several international banking-related divisions of MUFG Bank’s and Mitsubishi UFJ Trust and Banking’s head office in Tokyo, and involve various transactions with debtors and customers residing outside Japan. Close integration of the MUFG Group’s foreign and domestic activities makes precise estimates of the amounts of assets, liabilities, income and expenses attributable to foreign operations difficult and necessarily subjective. Assets, income and expenses attributable to foreign operations are allocated to geographical areas based on the domicile of the debtors and customers.
Generally, interest rates with respect to funds borrowed and loaned between domestic and foreign operations are based on prevailing money market rates appropriate for the transactions. In general, the MUFG Group has allocated all direct expenses and a proportionate share of general and administrative expenses to income derived from foreign loans and other transactions by the MUFG Group’s foreign operations. The following table sets forth estimated total assets at March 31, 2024, 2025 and 2026, and estimated total revenue, total expense, income (loss) before income tax expense (benefit) and net income (loss) attributable to Mitsubishi UFJ Financial Group for the respective fiscal years then ended:

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/ Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2024:
Total revenue(2)	¥3,824,225	¥2,578,487	¥598,995	¥2,079,886	¥951,111	¥10,032,704
Total expense(3)	2,695,960	2,210,134	692,351	1,849,365	706,668	8,154,478
Income (loss) before income tax expense (benefit)	1,128,265	368,353	(93,356)	230,521	244,443	1,878,226
Net income (loss) attributable to Mitsubishi UFJ Financial Group	930,001	456,755	(239,793)	(77,661)	256,567	1,325,869
Total assets at end of fiscal year	257,518,304	61,312,679	23,578,110	39,486,295	15,925,182	397,820,570
Fiscal year ended March 31, 2025:
Total revenue(2)	¥2,905,946	¥3,179,967	¥1,321,415	¥2,173,457	¥1,255,324	¥10,836,109
Total expense(3)	3,015,746	2,141,975	1,014,249	2,038,743	829,820	9,040,533
Income (loss) before income tax expense (benefit)	(109,800)	1,037,992	307,166	134,714	425,504	1,795,576
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(343,745)	903,188	219,445	115,817	372,228	1,266,933
Total assets at end of fiscal year	261,732,514	66,393,043	23,652,847	38,556,319	15,605,488	405,940,211
Fiscal year ended March 31, 2026:
Total revenue(2)	¥4,407,092	¥3,283,133	¥956,645	¥2,078,650	¥1,141,744	¥11,867,264
Total expense(3)	3,737,025	1,999,441	1,123,782	1,792,496	705,025	9,357,769
Income (loss) before income tax expense (benefit)	670,067	1,283,692	(167,137)	286,154	436,719	2,509,495
Net income (loss) attributable to Mitsubishi UFJ Financial Group	270,426	1,196,575	(277,182)	132,051	407,489	1,729,359
Total assets at end of fiscal year	254,932,299	80,069,950	28,386,626	42,930,411	19,262,366	425,581,652

Notes:
(1)Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)Total revenue is comprised of Interest income and Non-interest income.
(3)Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.

The following is an analysis of certain asset and liability accounts related to foreign activities at March 31, 2025 and 2026:

	2025	2026
	(in millions)
Cash and due from banks	¥786,831	¥820,940
Interest-earning deposits in other banks	12,055,034	16,926,174
Total	¥12,841,865	¥17,747,114
Trading account assets	¥36,473,239	¥42,593,213
Investment securities	¥12,773,480	¥13,835,608
Loans—net of unearned income, unamortized premiums and deferred loan fees	¥56,713,215	¥67,245,022
Deposits	¥65,410,708	¥69,774,657
Funds borrowed:
Call money, funds purchased	¥155,975	¥53,215
Payables under repurchase agreements	16,039,173	15,473,811
Payables under securities lending transactions	32,194	30,653
Other short-term borrowings	6,941,877	7,905,018
Long-term debt	1,864,473	2,015,345
Total	¥25,033,692	¥25,478,042
Trading account liabilities	¥8,026,912	¥9,682,798